RELATED PARTY TRANSACTIONS - Additional Information (Detail)			3 Months Ended		12 Months Ended			121 Months Ended	124 Months Ended
	Oct. 29, 2019	Mar. 20, 2019 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Unit shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) Unit shares	Mar. 31, 2020 USD ($) shares	May 12, 2017 USD ($)	Oct. 28, 2016 USD ($)
Related Party Transaction [Line Items]
Redemptions of common stock (in shares) | shares								23,819,074
Redemptions of common stock		$ 8,600,000	$ 468,000	$ 2,539,000	$ 10,028,000	$ 123,613,000	$ 74,780,000	$ 285,400,000	$ 285,900,000
Day Mark Service Entities [Member]
Related Party Transaction [Line Items]
Property management fee, percent of gross asset value fee		1.50%
Annual property management fee, percent of tenants rent received fee		8.00%
Acquisition fee, percent of purchase price fee		1.00%
Commission fee from sales as broker		1.00%
Subordinated Performance Fee Due Upon Termination | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Issuance of restricted stock (in shares) | shares					3,411,737
Period of redemption after vesting					60 days
Termination fee as percent of liquidation proceeds					50.00%			50.00%
Percent of total operating expenses in four consecutive quarters			2.00%		2.00%			2.00%	2.00%
Percent of total operating expenses in four consecutive quarters, benchmark			25.00%		25.00%			25.00%	25.00%
Subordinated Performance Fee Due Upon Termination | After November 1, 2024 | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Period of redemption of remaining shares					60 days
Subordinated Performance Fee Due Upon Termination | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Issuance of restricted stock (in shares) | shares			3,411,737
Period of redemption after vesting			60 days
Termination fee as percent of liquidation proceeds			50.00%						50.00%
Subordinated Performance Fee Due Upon Termination | After November 1, 2024 | KBS Capital Advisors LLC
Related Party Transaction [Line Items]
Period of redemption of remaining shares			60 days
Day Mark [Member] | Battery Point Holdings [Member]
Related Party Transaction [Line Items]
Noncontrolling interest		40.00%
Point Trust LLC
Related Party Transaction [Line Items]
Redemptions of common stock (in shares) | shares		13,000
Redemptions of common stock (in dollars per shares) | $ / shares		$ 1,000
Redemptions of common stock		$ 8,600,000
Investment acquired (in shares) | shares		210,000
Investment acquired (in dollars per shares) | $ / shares		$ 25
Point Trust LLC | Series A-3 Preferred Units
Related Party Transaction [Line Items]
Investment acquired (in shares) | shares			640,000		640,000			640,000	640,000
Number of shares purchased (in shares) | shares					430,000
Stock repurchased during period					$ 10,800,000
Point Trust LLC | Series B Preferred Units
Related Party Transaction [Line Items]
Investments to be made										$ 17,500,000
Investment						$ 4,500,000
Dividend rate, percentage	12.00%
Redemptions of common stock (in shares) | shares		13,000
Redemptions of common stock (in dollars per shares) | $ / shares		$ 1,000
Principal paydown		$ 900,000
Number of shares purchased (in shares) | shares					430,000
Stock repurchased during period					$ 10,800,000
Point Trust LLC | Series B Preferred Units | Maximum
Related Party Transaction [Line Items]
Investments to be made											$ 25,000,000
Pacific Oak Opportunity Zone Fund I
Related Party Transaction [Line Items]
Investment					$ 20,600,000			$ 20,600,000
Acquisition fee, percent of purchase price fee					1.50%
Number of units in real estate property | Unit					91			91
Investment, purchase price, benchmark					$ 25,000,000
Acquisition fee of purchase price fee in excess of benchmark purchase price					1.00%
Asset management fee, percent					0.25%			0.25%
Financing fee as percent of original principal amount of any indebtedness					0.50%			0.50%